Employee benefits - History of Experience Adjustments From Inception (Details) - EUR (€) € in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net defined benefit obligations	€ 165.1	€ 185.4	€ 187.8
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net defined benefit obligations	244.0	266.7	267.6
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net defined benefit obligations		(81.3)	(79.8)
Defined benefit retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net defined benefit obligations	159.4	180.5	182.9
Experience losses/(gains) on scheme liabilities	(1.6)	0.5	(0.3)
Experience (gains)/losses on scheme assets	0.5	(1.9)	(0.6)
Defined benefit retirement plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net defined benefit obligations	238.3	261.8	262.7
Defined benefit retirement plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net defined benefit obligations	(78.9)	(81.3)	(79.8)
Defined benefit retirement plans | Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net defined benefit obligations	€ 0.0	€ 0.0	€ 0.0